1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

July 20, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Equity Trust
Post-Effective Amendment No. 3 to Registration Statement on Form N-1A
Securities Act File No. 333-206784
Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Statement of Additional Information for Legg Mason International Low Volatility High Dividend ETF, a series of the Trust, that would have been filed under Rule 497(c) would not have differed from that filed as part of Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A on July 15, 2016. That Post-Effective Amendment became effective on July 16, 2016, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232 or Dianne E. O’Donnell at 212-728-8558.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP

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